Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Advertising expenses		$ 134,000	$ 65,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Allowance for credit losses	$ 178